Variable Interest Entities - Schedule of Variable Interest Entities (Details) (Parenthetical) - Line of Credit [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt issuance costs	$ 0	$ 15,573	$ 30,000
Variable Income Interest Rate [Member]
Debt issuance costs	$ 0	$ 15,573